Breakdown of Selected Financial Information by Geographic Area (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 2,473,531	$ 2,279,613	$ 2,141,144
Theatre Properties and Equipment - net	1,304,958	1,238,850
U.S
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,706,511	1,593,667	1,584,281
Theatre Properties and Equipment - net	940,922	934,279
Brazil
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	328,136	358,820	315,884
Theatre Properties and Equipment - net	190,990	149,294
Other International Countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	449,527	337,299	248,356
Theatre Properties and Equipment - net	173,046	155,277
Eliminations
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ (10,643)	$ (10,173)	$ (7,377)